Warrant Liabilities - Schedule of Movements In Warrant Liabilities (Details) € in Thousands		12 Months Ended
	Mar. 16, 2022 shares	Dec. 31, 2022 EUR (€) shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants Outstanding | shares		0
Carrying amount at January 1, 2022		€ 0
Warrants assumed on transaction date (shares) | shares		23,159,948
Warrants assumed on transaction date		€ 42,253
Warrants exercised ( in shares) | shares		(9,360,000)
Warrants exercised		€ (13,854)
Change in fair value of warrant liabilities		€ (27,103)
Warrants Outstanding | shares		13,799,948
Carrying amount at December 31, 2022		€ 1,296
Public Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants Outstanding | shares		0
Carrying amount at January 1, 2022		€ 0
Warrants assumed on transaction date (shares) | shares	13,799,948	13,799,948
Warrants assumed on transaction date		€ 21,260
Warrants exercised ( in shares) | shares		0
Warrants exercised		€ 0
Change in fair value of warrant liabilities		€ (19,964)
Warrants Outstanding | shares		13,799,948
Carrying amount at December 31, 2022		€ 1,296
Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants Outstanding | shares		0
Carrying amount at January 1, 2022		€ 0
Warrants assumed on transaction date (shares) | shares		9,360,000
Warrants assumed on transaction date		€ 20,993
Warrants exercised ( in shares) | shares		(9,360,000)
Warrants exercised		€ (13,854)
Change in fair value of warrant liabilities		€ (7,139)
Warrants Outstanding | shares		0
Carrying amount at December 31, 2022		€ 0